SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - REINSURANCE (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2009 Wilton Reassurance Company [Member]	Dec. 31, 2008 Wilton Reassurance Company [Member] policies	Dec. 31, 2011 Coventry Health Care Marketing and Quota Share Agreements [Member]	Dec. 31, 2010 Coventry Health Care Marketing and Quota Share Agreements [Member]	Dec. 31, 2009 Coventry Health Care Marketing and Quota Share Agreements [Member]	Dec. 31, 2009 Life Insurance Segment [Member] Wilton Reassurance Company [Member] Bankers Life [Member]	Oct. 01, 2009 Life Insurance Segment [Member] Wilton Reassurance Company [Member] Bankers Life [Member] policies	Dec. 31, 2011 Maximum [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Retained Mortality Risk On Any Policy														$ 0.8
Ceded Premiums Written	238.1		258.6		179.4
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded	204.9		471.6		477.2
Assumed Premiums Written	80.4		92.6		475.5				58.1	67.2	444.3
Number of Non-Core Life Insurance Policies Coinsured								104,000
Ceding Commission Paid by Reinsurer								55.8					44.0
Percentage of Policies Coinsured and Administered by Reinsurer								100.00%
Cash and Policy Loans Transferred To Reinsurer								401.6
Policy and Other Reserves Transferred To Reinsurer								457.4					117.0
Deferred Gain on Insurance Policies Coinsured							26.0
Valuation Allowance, Deferred Tax Asset, Change in Amount	(143.0)	[1]	(95.0)	[2]	27.8	[3]	20.0					18.0
Number of Life Insurance Policies Coinsured													234,000
Percentage of Policies Coinsured by Reinsurer													50.00%
Investment Securities and Policy Loans, Transferred To Reinsurer													73.0
Deferred Cost of Reinsurance, Pre-Tax												$ 10

[1]	The $143.0 million reduction to the deferred tax valuation allowance during 2011 resulted primarily from our recent higher levels of operating income when projecting future taxable income as further discussed above.
[2]	The $95.0 million reduction to the deferred tax valuation allowance during 2010 resulted from the utilization of NOLs and capital loss carryforwards and higher projections of future taxable income based on evidence we consider to be objective and verifiable.
[3]	The $27.8 million increase to our valuation allowance during 2009 included increases of: (i) $23.0 million related to our reassessment of the recovery of our deferred tax assets following the completion of reinsurance transactions in 2009; and (ii) $4.8 million related to the recognition of additional realized investment losses for which we are unlikely to receive any tax benefit.